Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Jun. 30, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	36,180,314	26,180,314
Common stock, shares outstanding	36,180,314	26,180,314
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding